Equity Capital Structure, Series A Preferred Shares Amendment and Accumulated Dividends Settlement (Details)		3 Months Ended	12 Months Ended				21 Months Ended
	Oct. 17, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Oct. 10, 2019 $ / shares	Oct. 09, 2019 $ / shares
Preferred Shares [Abstract]
Fair value of common shares issued in connection with the Series A Dividends Settlement Agreement	$ 967,800
Series A Preferred Shares dividend waived					$ 3,379,589
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses		$ 0	$ 0		112,637	$ 0
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Cumulative dividend in arrears							$ 4,300,000
Series A Preferred Shares dividend waived					$ 3,379,589
Default dividend payment rate multiplier								1.30
Fixed default dividend payment rate multiplier								1.30
Redemption price in cash (in dollars per share) | $ / shares			$ 30					$ 30
Cashless redemption price (in dollars per share) | $ / shares			25		$ 25			25
Liquidation preference per share (in dollars per share) | $ / shares			$ 30	[1]				$ 30	$ 25
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses					$ 112,637
Discount rate used to measure non-recurring fair value					16.60%
Accumulated, due or overdue dividends			$ 0		$ 0
Multiplier increase in dividend rate for dividend arrearage			1.30
Percentage of common stock price paid if redemption price is paid in common shares			90.00%
Threshold consecutive trading days			5 days
Common Shares [Member]
Preferred Shares [Abstract]
Issuance of common stock (in shares) | shares	300,000				618,112
Retained Earnings [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived					$ 1,819,575
Retained Earnings [Member] | Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived					1,819,575
Additional Paid-in Capital [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived					1,560,014
Additional Paid-in Capital [Member] | Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived					$ 1,560,014

[1]	The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.